Share-Based Compensation - Restricted Stock Units Activity (Details) - $ / shares shares in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2023	Sep. 30, 2023
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance, weighted average fair value (usd per share)	$ 0	$ 0
Granted, weighted average fair value (usd per share)	2.43	2.49
Exercised, weighted average fair value (usd per share)	0	3.45
Cancelled/forfeited, weighted average fair value (usd per share)	3.45	3.43
Ending balance, weighted average fair value (usd per share)	$ 2.43	$ 2.49
Time Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0	0
Granted (in shares)	3,082	3,143
Exercised (in shares)	0	(2)
Cancelled/forfeited (in shares)	(11)	(28)
Ending balance (in shares)	3,071	3,113
Market Based RSU
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Beginning balance (in shares)	0	0
Granted (in shares)	3,830	3,930
Exercised (in shares)	0	0
Cancelled/forfeited (in shares)	0	0
Ending balance (in shares)	3,830	3,930